Debt - Changes from cash flows and non-cash changes of debt issued (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt
At beginning of period	$ 1,269,085	$ 1,036,475
Debt issued, net of original issue discount	394,464	357,271	$ 400,000
Debt issuance costs	(8,461)	(7,912)
Finance costs	99,135	77,389	58,647
Interest paid	(77,210)	(70,781)
Foreign exchange (gain)/loss	22,103	(43,446)
Debt extinguishment	(129,970)	(79,911)
At end of period	1,569,146	1,269,085	1,036,475
.
Debt payable	1,534,730	1,252,270
Debt interest payable	34,416	16,815
Total debt and interest payable	$ 1,569,146	$ 1,269,085	$ 1,036,475